Summary of significant accounting policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies (Details) [Line Items]
Ordinary shares per share (in Dollars per share)	$ 10.6
Service revenue	$ 12,285,804	$ 15,910,023	$ 20,477,655
Bottom of Range [Member]
Summary of significant accounting policies (Details) [Line Items]
Estimated useful life	1 year
Top of Range [Member]
Summary of significant accounting policies (Details) [Line Items]
Estimated useful life	5 years